Segment reporting - Summarized financial information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Geographical information
Revenues from external customers	$ 415.4	$ 392.1	[1]
Discontinued operations
Geographical information
Revenues from external customers	51.8	47.5
Aggregate continuing and discontinuing operations
Geographical information
Segment Adjusted EBITDA	297.8	286.5
Nigeria
Geographical information
Revenues from external customers	285.0	271.4
Nigeria | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	285.0	271.4
Segment Adjusted EBITDA	182.6	179.2
SSA
Geographical information
Revenues from external customers	130.4	120.7
SSA | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	130.4	120.7
Segment Adjusted EBITDA	77.6	71.7
Latam | Discontinued operations
Geographical information
Revenues from external customers	51.8	47.5
Latam | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	51.8	47.5
Segment Adjusted EBITDA	$ 37.6	$ 35.6

[1]	The results for the three months ended March 31, 2025 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 20.1 for more information.